Cover	Aug. 26, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2024
Entity File Number	001-41784
Entity Registrant Name	99 Acquisition Group Inc.
Entity Central Index Key	0001950429
Entity Tax Identification Number	88-2992752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14 Noblewood Ct
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	(703)
Local Phone Number	371-4260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	NNAG
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	NNAGW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	NNAGR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	NNAGU
Security Exchange Name	NASDAQ